Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of Domestic and Foreign Components of Loss Before Income Tax Benefit

The following table presents domestic and foreign components of loss before income tax benefit for the periods presented (in thousands):

	Year Ended December 31,
	2019	2018	2017
Domestic	$3,633	$3,116	$1,599
Foreign	68,095	93,596	81,311
Loss before income tax benefit	$71,728	$96,712	$82,910

Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate

A reconciliation setting forth the differences between the Company’s effective tax rate and the U.S. statutory tax rate is as follows (in thousands):

	Year Ended December 31,
	2019	2018	2017
Income tax benefit at federal statutory rate	$763	$654	$557
State and local income taxes net of federal tax benefit	247	522	255
Federal credits	2,454	1,267	1,299
Federal rate change	—	—	(280)
Nondeductible/nontaxable permanent items	(89)	77	(12)
Other	—	(56)	1
Change in valuation allowance	(3,376)	(2,464)	(1,820)
Income tax benefit	$—	$—	$—
Effective tax rate	0.0%	0.0%	0.0%

Significant Components of Deferred Tax Assets

The significant components of the Company’s deferred tax assets are as follows (in thousands):

	Year Ended December 31,
	2019	2018
Deferred tax assets:
Federal and state net operating loss carryforwards	$832	$663
Credits	7,522	4,585
Deferred rent	17	30
Other accrued liabilities	84	754
Depreciation	47	22
Deferred interest	1,264	—
Total deferred tax assets	9,766	6,054
Deferred tax liabilities:
Other accrued liabilities	—	—
Depreciation	—	—
Total deferred tax liabilities	—	—
Valuation allowance	9,766	6,054
Net deferred tax liability	$—	$—